Note 3 - Loans and Allowance for Loan Losses	12 Months Ended
Dec. 31, 2014
Receivables [Abstract]
Loans, Notes, Trade and Other Receivables Disclosure [Text Block]

Note C - Loans and Allowance for Loan Losses

Loans are comprised of the following at December 31:

	2014	2013
Residential real estate	$223,628	$219,365
Commercial real estate:
Owner-occupied	78,848	83,988
Nonowner-occupied	71,229	74,047
Construction	27,535	25,836
Commercial and industrial	83,998	60,803
Consumer:
Automobile	42,849	38,811
Home equity	18,291	17,748
Other	48,390	45,721
	594,768	566,319
Less: Allowance for loan losses	8,334	6,155

Loans, net	$586,434	$560,164

The following table presents the activity in the allowance for loan losses by portfolio segment for the years ended December 31, 2014, 2013 and 2012:

December 31, 2014	Residential Real Estate	Commercial Real Estate	Commercial & Industrial	Consumer	Total
Allowance for loan losses:
Beginning balance	$1,169	$2,914	$1,279	$793	$6,155
Provision for loan losses	458	1,408	(28)	949	2,787
Loans charged off	(487)	(235)	(41)	(1,216)	(1,979)
Recoveries	286	108	392	585	1,371
Total ending allowance balance	$1,426	$4,195	$1,602	$1,111	$8,334

December 31, 2013	Residential Real Estate	Commercial Real Estate	Commercial & Industrial	Consumer	Total
Allowance for loan losses:
Beginning balance	$1,329	$3,946	$783	$847	$6,905
Provision for loan losses	377	(1,375)	1,031	444	477
Loans charged off	(819)	(2)	(600)	(1,279)	(2,700)
Recoveries	282	345	65	781	1,473
Total ending allowance balance	$1,169	$2,914	$1,279	$793	$6,155

December 31, 2012	Residential Real Estate	Commercial Real Estate	Commercial & Industrial	Consumer	Total
Allowance for loan losses:
Beginning balance	$1,860	$3,493	$636	$1,355	$7,344
Provision for loan losses	395	2,788	(1,802)	202	1,583
Loans charged off	(1,066)	(2,378)	(70)	(1,622)	(5,136)
Recoveries	140	43	2,019	912	3,114
Total ending allowance balance	$1,329	$3,946	$783	$847	$6,905

The following table presents the balance in the allowance for loan losses and the recorded investment of loans by portfolio segment and based on impairment method as of December 31, 2014 and 2013:

December 31, 2014	Residential Real Estate		Commercial Real Estate	Commercial & Industrial	Consumer	Total
Allowance for loan losses:
Ending allowance balance attributable to loans:
Individually evaluated for impairment	$	----	$2,506	$900	$6	$3,412
Collectively evaluated for impairment		1,426	1,689	702	1,105	4,922
Total ending allowance balance		$1,426	$4,195	$1,602	$1,111	$8,334

Loans:
Loans individually evaluated for impairment		$1,415	$11,711	$6,824	$219	$20,169
Loans collectively evaluated for impairment		222,213	165,901	77,174	109,311	574,599
Total ending loans balance		$223,628	$177,612	$83,998	$109,530	$594,768

December 31, 2013	Residential Real Estate	Commercial Real Estate	Commercial & Industrial	Consumer	Total
Allowance for loan losses:
Ending allowance balance attributable to loans:
Individually evaluated for impairment	$93	$1,661	$864	$7	$2,625
Collectively evaluated for impairment	1,076	1,253	415	786	3,530
Total ending allowance balance	$1,169	$2,914	$1,279	$793	$6,155

Loans:
Loans individually evaluated for impairment	$1,019	$10,801	$2,658	$218	$14,696
Loans collectively evaluated for impairment	218,346	173,070	58,145	102,062	551,623
Total ending loans balance	$219,365	$183,871	$60,803	$102,280	$566,319

The following table presents information related to loans individually evaluated for impairment by class of loans as of the years ended December 31, 2014, 2013 and 2012:

December 31, 2014	Unpaid Principal Balance		Recorded Investment		Allowance for Loan Losses Allocated		Average Impaired Loans		Interest Income Recognized	Cash Basis Interest Recognized
With an allowance recorded:
Residential real estate	$	----	$	----	$	----	$	----	$6	$6
Commercial real estate:
Owner-occupied		1,177		1,177		414		471	32	32
Nonowner-occupied		7,656		7,656		2,092		8,303	398	398
Commercial and industrial		2,356		2,356		900		2,441	110	110
Consumer:
Home equity		219		219		6		219	7	7

With no related allowance recorded:
Residential real estate		1,415		1,415		----		882	58	58
Commercial real estate:
Owner-occupied		3,125		2,578		----		2,135	113	113
Nonowner-occupied		1,298		300		----		300	50	50
Commercial and industrial		4,703		4,468		----		2,278	180	180

Total		$21,949		$20,169		$3,412		$17,029	$954	$954

December 31, 2013	Unpaid Principal Balance	Recorded Investment	Allowance for Loan Losses Allocated	Average Impaired Loans	Interest Income Recognized	Cash Basis Interest Recognized
With an allowance recorded:
Residential real estate	$253	$253	$93	$101	$12	$12
Commercial real estate:
Owner-occupied	290	290	157	116	----	----
Nonowner-occupied	3,776	3,776	1,504	3,846	187	187
Commercial and industrial	2,658	2,658	864	1,836	142	142
Consumer:
Home equity	218	218	7	87	9	9

With no related allowance recorded:
Residential real estate	766	766	----	539	47	47
Commercial real estate:
Owner-occupied	2,188	1,641	----	1,469	73	73
Nonowner-occupied	6,106	5,094	----	5,699	311	311
Consumer:
Home equity	----	----	----	----	3	3

Total	$16,255	$14,696	$2,625	$13,693	$784	$784

December 31, 2012	Unpaid Principal Balance	Recorded Investment	Allowance for Loan Losses Allocated	Average Impaired Loans	Interest Income Recognized	Cash Basis Interest Recognized
With an allowance recorded:
Commercial real estate:
Nonowner-occupied	$2,399	$2,399	$2,107	$1,552	$61	$61

With no related allowance recorded:
Residential real estate	619	407	----	493	----	----
Commercial real estate:
Owner-occupied	6,198	6,198	----	4,998	354	354
Nonowner-occupied	9,841	8,177	----	4,498	440	440
Commercial and industrial	----	----	----	----	----	----
Consumer:
Home equity	220	220	----	176	9	9

Total	$19,277	$17,401	$2,107	$11,717	$864	$864

The recorded investment of a loan is its carrying value excluding accrued interest and deferred loan fees.

Nonaccrual loans and loans past due 90 days or more and still accruing include both smaller balance homogenous loans that are collectively evaluated for impairment and individually classified as impaired loans.

The following table presents the recorded investment of nonaccrual loans and loans past due 90 days or more and still accruing by class of loans as of December 31, 2014 and 2013:

	Loans Past Due 90 Days And Still Accruing		Nonaccrual
December 31, 2014
Residential real estate	$	----	$3,768
Commercial real estate:
Owner-occupied		----	1,484
Nonowner-occupied		----	4,013
Commercial and industrial		----	95
Consumer:
Automobile		15	18
Home equity		----	103
Other		58	68

Total		$73	$9,549

	Loans Past Due 90 Days And Still Accruing	Nonaccrual
December 31, 2013
Residential real estate	$72	$2,662
Commercial real estate:
Owner-occupied	----	799
Nonowner-occupied	----	52
Commercial and industrial	----	21
Consumer:
Automobile	5	8
Home equity	----	38
Other	1	----

Total	$78	$3,580

The following table presents the aging of the recorded investment of past due loans by class of loans as of December 31, 2014 and 2013:

December 31, 2014	30-59 Days Past Due	60-89 Days Past Due	90 Days Or More Past Due	Total Past Due	Loans Not Past Due	Total
Residential real estate	$3,337	$612	$3,489	$7,438	$216,190	$223,628
Commercial real estate:
Owner-occupied	74	62	1,422	1,558	77,290	78,848
Nonowner-occupied	----	----	----	----	71,229	71,229
Construction	932	----	----	932	26,603	27,535
Commercial and industrial	----	10	24	34	83,964	83,998
Consumer:
Automobile	616	149	33	798	42,051	42,849
Home equity	----	----	103	103	18,188	18,291
Other	655	20	126	801	47,589	48,390

Total	$5,614	$853	$5,197	$11,664	$583,104	$594,768

December 31, 2013	30-59 Days Past Due	60-89 Days Past Due	90 Days Or More Past Due	Total Past Due	Loans Not Past Due	Total
Residential real estate	$3,922	$1,324	$2,620	$7,866	$211,499	$219,365
Commercial real estate:
Owner-occupied	206	100	683	989	82,999	83,988
Nonowner-occupied	----	----	52	52	73,995	74,047
Construction	60	----	----	60	25,776	25,836
Commercial and industrial	193	49	21	263	60,540	60,803
Consumer:
Automobile	638	123	13	774	38,037	38,811
Home equity	----	----	38	38	17,710	17,748
Other	651	38	1	690	45,031	45,721

Total	$5,670	$1,634	$3,428	$10,732	$555,587	$566,319

Troubled Debt Restructurings:

A troubled debt restructuring (“TDR”) occurs when the Company has agreed to a loan modification in the form of a concession for a borrower who is experiencing financial difficulty.  All TDR’s are considered to be impaired.   The modification of the terms of such loans included one or a combination of the following: a reduction of the stated interest rate of the loan; an extension of the maturity date at a stated rate of interest lower than the current market rate for new debt with similar risk; a reduction in the contractual principal and interest payments of the loan; or short-term interest-only payment terms.

The Company has allocated reserves for a portion of its TDR’s to reflect the fair values of the underlying collateral or the present value of the concessionary terms granted to the customer.

The following table presents the types of TDR loan modifications by class of loans as of December 31, 2014 and December 31, 2013:

	TDR’s Performing to Modified Terms	TDR’s Not Performing to Modified Terms		Total TDR’s
December 31, 2014
Residential real estate
Interest only payments	$520	$	----	$520
Commercial real estate:
Owner-occupied
Interest only payments	457		----	457
Rate reduction	----		244	244
Reduction of principal and interest payments	627		----	627
Maturity extension at lower stated rate than market rate	1,046		----	1,046
Credit extension at lower stated rate than market rate	204		----	204
Nonowner-occupied
Interest only payments	3,535		4,013	7,548
Rate reduction	408		----	408
Commercial and industrial
Interest only payments	6,429		----	6,429
Credit extension at lower stated rate than market rate	395		----	395
Consumer:
Home equity
Maturity extension at lower stated rate than market rate	219		----	219

Total TDR’s	$13,840		$4,257	$18,097

	TDR’s Performing to Modified Terms	TDR’s Not Performing to Modified Terms		Total TDR’s
December 31, 2013
Residential real estate
Interest only payments	$527	$	----	$527
Commercial real estate:
Owner-occupied
Rate reduction	----		259	259
Reduction of principal and interest payments	650		----	650
Maturity extension at lower stated rate than market rate	271		----	271
Nonowner-occupied
Interest only payments	8,450		----	8,450
Rate reduction	420		----	420
Commercial and industrial
Interest only payments	1,811		----	1,811
Consumer:
Home equity
Maturity extension at lower stated rate than market rate	218		----	218

Total TDR’s	$12,347		$259	$12,606

During the year ended December 31, 2014, the TDR's described above increased the allowance for loan losses and provision expense by $623 with no corresponding charge-offs. During the year ended December 31, 2013, the TDR's described above decreased the allowance for loan losses by $321 with no corresponding charge-offs. This resulted in a decrease to provision expense of $871 during the year ended December 31, 2013. During the year ended December 31, 2012, TDR's increased the allowance for loan losses and provision expense by $2,169, resulting in charge-offs of $536.

At December 31, 2014, the balance in TDR loans increased $5,491, or 43.6%, from year-end 2013. The increase was largely due to the modification of three commercial loans totaling $4,819 at December 31, 2014. During the second quarter of 2014, the contractual terms of two commercial and industrial loans totaling $4,073 were adjusted to permit short-term, interest-only payments, which created a concession to the borrower. During the second quarter of 2014, the contractual maturity of one commercial real estate loan totaling $746 was extended at an interest rate lower than the current market rate for new debt with similar risk, which created a concession to the borrower.

In addition, a commercial real estate TDR loan totaling $4,013 was converted to nonaccrual status during the fourth quarter of 2014 after it was determined that full loan repayment was in significant doubt. As a result, the Company finished with 76% of its TDR's performing according to their modified terms at December 31, 2014, as compared to 98% at December 31, 2013. Furthermore, the collateral values of this commercial real estate loan were re-evaluated during the fourth quarter of 2014 and additional impairment was identified that resulted in a $1,340 specific allocation. As a result, the Company's specific allocations in reserves to customers whose loan terms have been modified in TDR’s totaled $2,998 at December 31, 2014, as compared to $1,511 in reserves at December 31, 2013. At December 31, 2014, the Company had $1,871 in commitments to lend additional amounts to customers with outstanding loans that are classified as TDR’s, as compared to $718 at December 31, 2013.

The following table presents the pre- and post-modification balances of TDR loan modifications by class of loans that occurred during the years ended December 31, 2014 and 2013:

	TDR’s Performing to Modified Terms		TDR’s Not Performing to Modified Terms
	Pre-Modification Recorded Investment	Post-Modification Recorded Investment	Pre-Modification Recorded Investment	Post-Modification Recorded Investment
December 31, 2014
Commercial real estate:
Owner-occupied
Interest only payments	$457	$457	----	----
Maturity extension at lower stated rate than market rate	746	746	----	----
Credit extension at lower stated rate than market rate	204	204
Commercial and industrial
Interest only payments	4,073	4,073	----	----
Credit extension at lower stated rate than market rate	395	395	----	----

Total TDR’s	$5,875	$5,875	----	----

	TDR’s Performing to Modified Terms		TDR’s Not Performing to Modified Terms
	Pre-Modification Recorded Investment	Post-Modification Recorded Investment	Pre-Modification Recorded Investment	Post-Modification Recorded Investment
December 31, 2013
Residential real estate
Interest only payments	$527	$527	----	----
Commercial and industrial
Interest only payments	1,811	1,811	----	----
Consumer:
Home equity
Maturity extension at lower stated rate than market rate	218	218	----	----

Total TDR’s	$2,556	$2,556	----	----

All of the Company’s loans that were restructured during the years ended December 31, 2014 and 2013 were performing in accordance with their modified terms. Furthermore, there were no TDR’s described above at December 31, 2014 and 2013 that experienced any payment defaults within twelve months following their loan modification. A default is considered to have occurred once the TDR is past due 90 days or more or it has been placed on nonaccrual. TDR loans are returned to accrual status when all the principal and interest amounts contractually due are brought current and future payments are reasonably assured. The loans modified during the year ended December 31, 2014 had no impact on the provision expense or the allowance for loan losses. As a result, at December 31, 2014, the Company had no allocation of reserves to customers whose loan terms were modified during the year ended December 31, 2014. The loans modified during the year ended December 31, 2013 increased provision expense and the allowance for loan losses by $7. As a result, at December 31, 2013, the Company had an allocation of reserves totaling $7 to customers whose loan terms had been modified during the year ended December 31, 2013.

Credit Quality Indicators:

The Company categorizes loans into risk categories based on relevant information about the ability of borrowers to service their debt, such as: current financial information, historical payment experience, credit documentation, public information, and current economic trends, among other factors. These risk categories are represented by a loan grading scale from 1 through 10. The Company analyzes loans individually with a higher credit risk rating and groups these loans into categories called “criticized” and ”classified” assets. The Company considers its criticized assets to be loans that are graded 8 and its classified assets to be loans that are graded 9 through 10. The Company’s risk categories are reviewed at least annually on loans that have aggregate borrowing amounts that meet or exceed $500.

The Company uses the following definitions for its criticized loan risk ratings:

Special Mention (Loan Grade 8). Loans classified as special mention indicate considerable risk due to deterioration of repayment (in the earliest stages) due to potential weak primary repayment source, or payment delinquency.  These loans will be under constant supervision, are not classified and do not expose the institution to sufficient risks to warrant classification.  These deficiencies should be correctable within the normal course of business, although significant changes in company structure or policy may be necessary to correct the deficiencies.  These loans are considered bankable assets with no apparent loss of principal or interest envisioned.  The perceived risk in continued lending is considered to have increased beyond the level where such loans would normally be granted.  Credits that are defined as a troubled debt restructuring should be graded no higher than special mention until they have been reported as performing over one year after restructuring.

The Company uses the following definitions for its classified loan risk ratings:

Substandard (Loan Grade 9). Loans classified as substandard represent very high risk, serious delinquency, nonaccrual, or unacceptable credit. Repayment through the primary source of repayment is in jeopardy due to the existence of one or more well defined weaknesses and the collateral pledged may inadequately protect collection of the loans. Loss of principal is not likely if weaknesses are corrected, although financial statements normally reveal significant weakness. Loans are still considered collectible, although loss of principal is more likely than with special mention loan grade 8 loans. Collateral liquidation considered likely to satisfy debt.

Doubtful (Loan Grade 10). Loans classified as doubtful display a high probability of loss, although the amount of actual loss at the time of classification is undetermined. This should be a temporary category until such time that actual loss can be identified, or improvements made to reduce the seriousness of the classification. These loans exhibit all substandard characteristics with the addition that weaknesses make collection or liquidation in full highly questionable and improbable. This classification consists of loans where the possibility of loss is high after collateral liquidation based upon existing facts, market conditions, and value. Loss is deferred until certain important and reasonable specific pending factors which may strengthen the credit can be more accurately determined. These factors may include proposed acquisitions, liquidation procedures, capital injection, receipt of additional collateral, mergers, or refinancing plans. A doubtful classification for an entire credit should be avoided when collection of a specific portion appears highly probable with the adequately secured portion graded substandard.

Criticized and classified loans will mostly consist of commercial and industrial and commercial real estate loans. The Company considers its loans that do not meet the criteria for a criticized and classified asset rating as pass rated loans, which will include loans graded from 1 (Prime) to 7 (Watch). All commercial loans are categorized into a risk category either at the time of origination or re-evaluation date. As of December 31, 2014 and December 31, 2013, and based on the most recent analysis performed, the risk category of commercial loans by class of loans is as follows:

December 31, 2014	Pass	Criticized	Classified	Total
Commercial real estate:
Owner-occupied	$72,232	$2,102	$4,514	$78,848
Nonowner-occupied	60,491	2,127	8,611	71,229
Construction	27,364	----	171	27,535
Commercial and industrial	76,395	495	7,108	83,998
Total	$236,482	$4,724	$20,404	$261,610

December 31, 2013	Pass	Criticized	Classified	Total
Commercial real estate:
Owner-occupied	$76,677	$5,310	$2,001	$83,988
Nonowner-occupied	62,301	7,107	4,639	74,047
Construction	24,545	----	1,291	25,836
Commercial and industrial	53,416	4,081	3,306	60,803
Total	$216,939	$16,498	$11,237	$244,674

The Company also obtains the credit scores of its borrowers upon origination (if available by the credit bureau) but are not updated. The Company focuses mostly on the performance and repayment ability of the borrower as an indicator of credit risk and does not consider a borrower’s credit score to be a significant influence in the determination of a loan’s credit risk grading.

For residential and consumer loan classes, the Company evaluates credit quality based on the aging status of the loan, which was previously presented, and by payment activity.  The following table presents the recorded investment of residential and consumer loans by class of loans based on payment activity as of December 31, 2014 and December 31, 2013:

	Consumer
December 31, 2014	Automobile	Home Equity	Other	Residential Real Estate	Total
Performing	$42,816	$18,188	$48,264	$219,860	$329,128
Nonperforming	33	103	126	3,768	4,030
Total	$42,849	$18,291	$48,390	$223,628	$333,158

	Consumer
December 31, 2013	Automobile	Home Equity	Other	Residential Real Estate	Total
Performing	$38,798	$17,710	$45,720	$216,631	$318,859
Nonperforming	13	38	1	2,734	2,786
Total	$38,811	$17,748	$45,721	$219,365	$321,645

The Company, through its subsidiaries, grants residential, consumer, and commercial loans to customers located primarily in the southeastern area of Ohio as well as the western counties of West Virginia.  Approximately 5.66% of total loans were unsecured at December 31, 2014, up from 5.13% at December 31, 2013.